ANCHOR ALTERNATIVE INCOME FUND

AAIFX

a series of Northern Lights Fund Trust

Supplement dated August 25, 2015 to the

Prospectus dated January 28, 2015

Please be advised effective September 1, 2015, the name of the Anchor Alternative Income Fund (“Anchor Fund”) will be changed to Armor Alternative Income Fund (“Armor Fund”). Consequently, all references to Anchor Alternative Income Fund in the Fund's Prospectus and Statement of Additional Information are deleted and replaced with Armor Alternative Income Fund.

Please be further advised effective August 31, 2015, Anchor Capital Management Group, Inc. (“Anchor”) will no longer manage any portion of the assets of the Anchor Fund and the Anchor Fund’s investment adviser does not expect to allocate any of the Fund’s assets to Anchor to manage in the future. References in the Fund’s Prospectus to Anchor or its portfolio managers should be disregarded.

Effective September 1, 2015, Joel Price will be added as a portfolio manager. Garrett Waters and Eric Leake will be removed as portfolio managers to the Armor Fund.

The section titled “Portfolio Manager” on pages 6 and 14 is amended to the following:

Portfolio Manager: Joel Price has served the Fund as its portfolio manager since it September 2015

The following language has been added under the section titled “Portfolio Manager” on page 14:

Joel Price. Joel Price is the President of Strategic Capital Alternative, LLC, and RP Capital, LLC, and has been managing Fixed Income portfolios since he started work with Strategic Capital Group, LLC in 2003, with special attention to non-standard assets (REITs/leasing, non-traded securities, structured notes, etc.).

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This Supplement, and the Prospectus and Statement of Additional Information dated January 28, 2015, each provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. All of these documents are available upon request and without charge by calling Shareholder Services at 1-855-282-1100.

Please retain this Supplement for future reference.

ANCHOR ALTERNATIVE INCOME FUND

AAIFX

a series of Northern Lights Fund Trust

Supplement dated August 25, 2015 to the

Statement of Additional Information dated January 28, 2015

Please be advised effective September 1, 2015, the name of the Anchor Alternative Income Fund (“Anchor Fund”) will be changed to Armor Alternative Income Fund (“Armor Fund”). Consequently, all references to Anchor Alternative Income Fund in the Fund's Prospectus and Statement of Additional Information are deleted and replaced with Armor Alternative Income Fund.

Please be further advised effective August 31, 2015, Anchor Capital Management Group, Inc. (“Anchor”) will no longer manage any portion of the assets of the Anchor Fund and the Anchor Fund’s investment adviser does not expect to allocate any of the Fund’s assets to Anchor to manage in the future. References in the Fund’s Statement of Additional Information to Anchor or its portfolio managers should be disregarded.

Effective September 1, 2015, Joel Price will be added as a portfolio manager. Garrett Waters and Eric Leake will be removed as portfolio managers to the Armor Fund.

The section titled “Portfolio Manager” on pages 35 is amended to the following:

Joel Price serves as the portfolio manager of the Fund. And as of July 31, 2015, the portfolio manager was responsible for the portfolio management of the following types of accounts in addition to the Fund:

Total Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee (in millions)
Registered Investment Companies	0	None	0	None
Other Pooled Investment Vehicles	0	None	0	None
Other Accounts	200	$150,000,000	0	None

The section titled “Ownership of Securities” on pages 36 is amended to the following:

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the Fund as of July 31, 2015.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Anchor Alternative Income Fund
Joel Price	$0

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This Supplement, and the Prospectus and Statement of Additional Information dated January 28, 2015, each provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. All of these documents are available upon request and without charge by calling Shareholder Services at 1-855-282-1100.

Please retain this Supplement for future reference.